Compensation of the Management Board and the Supervisory Board - Compensation of the Management Board (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) EquityInstruments installment	Dec. 31, 2021 EUR (€) EquityInstruments	Dec. 31, 2020 EUR (€) EquityInstruments
Key management personnel
Service cost	€ 42,367	€ 37,409	€ 40,213
MB LTIP 2020
Key management personnel
Number of shares allocated | EquityInstruments	241,835	192,446	159,607
General Partner | MB LTIP 2020
Key management personnel
Number of shares allocated | EquityInstruments	182,192	192,446
General Partner | Management Board
Key management personnel
Key management compensation, local country	€ 21,910	€ 26,833
Non-performance-related compensation	8,752	9,531
Short-term performance related compensation	2,845	6,819
Long term incentive effects, local country	9,013	10,483
Other long-term benefits	1,300	0
Service cost	4,483	5,146
Long term incentive effects	(646)	5,119
Termination benefits expense	1,840	0
Key management compensation	18,574	26,615
Outstanding balances	€ 29,987	54,626
Number of annual installment | installment	10
General Partner | Management Board | Former members
Key management personnel
Key management compensation	€ 2,705	629
Pension obligation	€ 51,270	€ 49,274